CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,467)	$ (38,149)	$ (15,275)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share in earnings of affiliated companies, net dividend received			10
Depreciation and amortization	4,332	7,805	8,894
Goodwill impairment	9,632	13,185	5,670
Decrease in accrued severance pay, net	(874)	(24)	(572)
Loss on sale of property and equipment	18
Stock - based compensation	1,208	1,506	2,031
Change in fair value of warrants and discount amortization	(45)	(1,574)	(1,514)
Loss on sale of subsidiary and Appbuilder	4,063	3,989
Deferred income taxes(benefit)	2,791	(87)	(493)
Changes in operating assets and liabilities:
Reclassification adjustment to income on marketable securities		104	78
Decrease in trade receivables, net	5,780	6,990	3,017
Decrease in other current assets	948	442	568
Increase (decrease) in trade payables	(1,723)	(858)	981
Decrease in other accounts payable and deferred revenues	(2,053)	(945)	(2,429)
Net cash provided by (used in) operating activities	(8,390)	(7,616)	966
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	(3,428)
Purchase of property and equipment	(301)	(358)	(589)
Proceeds from sale of property and equipment	32
Proceeds from sale of marketable securities		107	192
Additional consideration for previously acquired subsidiaries and activities	(1,163)	(1,925)	(8,908)
Advance in investment of new activity			(93)
Proceeds from sale of subsidiary and Appbuilder (Appendix B)	8,586	1,234
Investment in newly-consolidated subsidiaries and purchase of newly-activity (Appendix A)		(702)	(2,454)
Net cash used in investing activities	3,726	(1,644)	(11,852)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(2,156)	3,420
Repayment of long-term loans	(2,264)	(5,100)	(3,057)
Receipt of long-term loans	1,002	1,000	2,000
Dividend paid to noncontrolling interest	(216)	(93)	(26)
Purchase of treasury shares			(83)
Issuance of shares and warrants, net			4,066
Exercise of employee share options and warrants			6
Net cash provided by financing activities	(3,634)	(773)	2,906
NET DECREASE IN CASH AND CASH EQUIVALENTS	(8,298)	(10,033)	(7,980)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	12,295	22,328	30,308
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,997	12,295	22,328
Cash paid during the year for:
Income taxes	348	463	347
Interest	823	1,195	802
APPENDIX A - INVESTMENT IN NEWLY-CONSOLIDATED SUBSIDIARIES AND PURCHASE OF ACTIVITY:
Working capital, other than cash			431
Property and equipment
Other intangible assets			(172)
Goodwill		(395)	(907)
Technology			(1,633)
Customer relations intangible asset		(307)	(257)
Non-current liabilities			84
Net cash used in acquisition		(702)	(2,454)
APPENDIX B - PROCEEDS FROM SALE OF SUBSIDIARY AND APPBUILDER:
Working capital, other than cash	(1,140)	1,103
Long term receivables		(445)
Investment in and loans to affiliated Company		147
Property and equipment		43
Intangible assets	470	2,143
Goodwill	13,099	2,232
Loss on sale of subsidiary and Appbuilder	(4,063)	(3,989)
Total	8,366	1,234
Deferred consideration related to the ASNA's sale.	220
Total	8,586	1,234
APPENDIX C - NON-CASH ACTIVITIES:
Investment in subsidiaries		4,746	14,848
Common stock issued for conversion of note, Value			$ 67